Income Taxes (Schedule Of Reconciliation Of Effective Tax Rate) (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
U.S. Federal income tax benefit at federal statutory rate	34.00%	34.00%	34.00%	34.00%	34.00%	34.00%
Change in valuation allowance					(37.00%)	(36.00%)
Credits					3.00%	2.00%
Effective tax rate	0.00%	0.00%	0.00%	0.00%